S000089612 [Member] Expense Example - Nuveen Municipal Income ETF - Nuveen Municipal Income ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	$ 93